S000084920 [Member] Investment Objectives and Goals - Barrow Hanley Floating Rate Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY Barrow Hanley Floating Rate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Barrow Hanley Floating Rate Fund (the “Fund”) seeks to maximize total return, consistent with preservation of capital.